Net Loss Per Share Attributable to Ordinary Shareholders - Summary of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Comprehensive loss	$ (131,072)	$ (30,934)	$ (20,041)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic	138,362,785	69,222,905	30,674,263
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted	138,362,785	69,222,905	30,674,263
Net loss per share attributable to ordinary shareholders, basic	$ (0.95)	$ (0.45)	$ (0.65)
Net loss per share attributable to ordinary shareholders, diluted	$ (0.95)	$ (0.45)	$ (0.65)